Deferred Policy Acquisition Costs, and Other Policy-Related Intangibles (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Policy Acquisition Costs and Present Value of Future Insurance Profits, Net [Abstract]
Deferred Policy Acquisition Costs
Information regarding DAC was as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
DAC:
Balance at January 1,	$ 224	$ 160	$ 175
Capitalizations	55	58	42
Amortization related to net investment gains (losses) and net derivative gains (losses)	3	34	18
All other amortization	(29)	(32)	(56)
Total amortization	(26)	2	(38)
Unrealized investment gains (losses)	72	4	(19)
Balance at December 31,	$ 325	$ 224	$ 160

Deferred Sales Inducements	Information regarding DSI was as follows:
Years Ended December 31,
	2022	2021	2020
(In millions)
DSI:
Balance at January 1,	$ 18	$ 18	$ 25
Amortization	(2)	—	(7)
Balance at December 31,	$ 16	$ 18	$ 18